Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Minimum
Actuarial assumptions [Line Items]
Discount rate	2.71%	3.02%
Future salary increase rate	1.80%	0.99%
Weighted average maturity	8.2 years	7.7 years
Maximum
Actuarial assumptions [Line Items]
Discount rate	3.17%	3.22%
Future salary increase rate	4.00%	3.40%
Weighted average maturity	16.2 years	9.9 years